Trading Revenues - Summary of Trading Revenues (Detail) - CAD ($) $ in Millions	3 Months Ended					9 Months Ended
	Jul. 31, 2019		Apr. 30, 2019		Jul. 31, 2018	Jul. 31, 2019		Jul. 31, 2018
Trading income (expense) [abstract]
Interest rate and credit	$ 45		$ 81		$ 72	$ 133		$ 232
Equities	124		123		58	370		310
Commodities	57		45		50	170		185
Foreign exchange	64		59		72	207		223
Other	107		78		53	232		100
Total	$ 397	[1]	$ 386	[1]	$ 305	$ 1,112	[1]	$ 1,050

[1]	The amounts for the periods ended July 31, 2019 and April 30, 2019 have been prepared in accordance with IFRS 15; prior period amounts have not been restated (refer to Notes 3 and 4).